Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 189,684	$ 142,009
Less: accumulated depreciation	(91,751)	(42,379)
Total property and equipment, net	97,933	99,630
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	15,240	128,857
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 174,444	$ 13,152